Revenue - Revenue by customer (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
BMS (including Celgene)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	77.00%	99.00%	83.00%	81.00%
GTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	0.00%	0.00%	15.00%
Bayer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	0.00%	6.00%	0.00%
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	18.00%	0.00%	8.00%	0.00%
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	5.00%	1.00%	3.00%	4.00%